Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Prepaid expenses [Abstract]
Disclosure of detailed information about prepaid expenses [Text Block]
(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Prepaid rentals (b)	28,349	29,235
Prepaid insurances	12,401	6,055
Deferred costs of works for taxes	2,013	1,801
Deferred royalties and rentals of mining concessions	387	2,377
Other prepaid expenses	1,956	2,355

	45,106	41,823

Classification by maturity:
Current portion	17,551	11,392
Non-current portion	27,555	30,431

	45,106	41,823

(b)
This item corresponds to the balance of an original prepayment of US$31 million for the lease of hydraulic installations by the subsidiary Empresa de Generacion Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.